INCOME TAXES - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Current provision (benefit) for income taxes:
U.S. Federal	$ 5,161	$ 0	$ (1,434)
U.S. State	204	(11)	(44)
Non-U.S.	7,546	12,668	8,087
Total current provision (benefit) for income taxes	12,911	12,657	6,609
Deferred provision (benefit) for income taxes:
U.S. Federal	2,155	(1,143)	(910)
U.S. State	(414)	53	(200)
Non-U.S.	(1,696)	6,950	(1,085)
Total deferred provision (benefit) for income taxes	45	5,860	(2,195)
Total provision for income taxes	$ 12,956	$ 18,517	$ 4,414